Note 13 - Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Statement Line Items [Line Items]
Non-capital losses	$ 39,436,000	$ 30,757,000
Share issuance costs	549,000	698,000
Valuation allowance	(39,985,000)	(31,455,000)
Net deferred income tax assets	$ 0	$ 0